Description of Business (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Apr. 30, 2012	Jun. 30, 2012
Initial Public Offering
Common stock shares sold and issued under IPO	9,873,270
Conversion of redeemable convertible preferred stock to common stock (in shares)	47,679,003
Conversion of Series B warrant to common stock warrant	$ 1,000	$ 1,017